PROPERTY, FURNITURE AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, FURNITURE AND EQUIPMENT, NET [Abstract]
Property, Furniture and Equipment

a)	The movement of property, furniture and equipment and accumulated depreciation, for the years ended December 31, 2022, 2021, and 2020 is as follows:

	Land	Buildings and other constructions	Installations	Furniture and fixtures	Computer hardware	Vehicles and equipment	Work in progress	2022	2021	2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1	401,856	1,157,506	720,176	465,006	602,387	115,650	38,309	3,500,890	3,515,202	3,512,477
Additions	1,756	20,112	22,857	35,596	41,543	754	70,082	192,700	107,790	98,120
Acquisition of business	–	–	–	151	268	–	–	419	–	–
Transfers	–	–	13,440	11,909	2,358	2,003	(29,710)	–	–	–
Disposal, derecognition and others	(28,127)	(30,713)	(24,795)	(45,528)	(75,510)	(6,246)	(19,894)	(230,813)	(122,102)	(95,395)
Balance as of December 31	375,485	1,146,905	731,678	467,134	571,046	112,161	58,787	3,463,196	3,500,890	3,515,202

Accumulated depreciation -
Balance as of January 1	–	711,547	527,619	327,178	534,693	91,074	–	2,192,111	2,140,327	2,084,304
Depreciation of the period	–	26,134	33,614	29,316	33,662	5,717	–	128,443	140,173	142,092
Acquisition of business	–	–	–	46	56	–	–	102	–	–
Transfers	–	–	–	–	–	–	–	–	–	–
Disposals and others	–	(12,091)	(11,232)	(32,460)	(75,802)	(6,973)	–	(138,558)	(88,389)	(86,069)
Balance as of December 31	–	725,590	550,001	324,080	492,609	89,818	–	2,182,098	2,192,111	2,140,327

Net carrying amount	375,485	421,315	181,677	143,054	78,437	22,343	58,787	1,281,098	1,308,779	1,374,875